Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended				6 Months Ended	12 Months Ended							12 Months Ended			3 Months Ended		12 Months Ended			12 Months Ended	1 Months Ended			12 Months Ended
	May 31, 2013 USD ($)	Nov. 30, 2012 USD ($)	Aug. 31, 2012 USD ($)	May 31, 2010 USD ($)	Nov. 30, 2012 USD ($)	May 31, 2013 USD ($) Entity Segment	May 31, 2012 USD ($) Entity	May 31, 2011 USD ($)	May 31, 2013 INR	Nov. 30, 2012 INR	Aug. 08, 2012	May 31, 2012 INR	May 31, 2013 Third Party USD ($)	May 31, 2012 Third Party USD ($)	May 31, 2011 Third Party USD ($)	May 31, 2013 Kemrock Industries and Exports Limited USD ($)	Aug. 31, 2012 Kemrock Industries and Exports Limited USD ($)	May 31, 2013 Kemrock Industries and Exports Limited USD ($)	May 31, 2012 Kemrock Industries and Exports Limited USD ($)	May 31, 2011 Kemrock Industries and Exports Limited USD ($)	May 31, 2012 Kemrock global depository receipts USD ($)	Jun. 26, 2013 Subsequent Event Minimum USD ($)	Jun. 26, 2013 Subsequent Event Maximum USD ($)	Apr. 30, 2012 Conversion option, Kemrock 5.5% bonds USD ($)	May 31, 2013 Conversion option, Kemrock 5.5% bonds USD ($)	May 31, 2012 Conversion option, Kemrock 5.5% bonds USD ($)	May 31, 2013 Conversion option, Kemrock 5.5% bonds Kemrock Industries and Exports Limited USD ($)	May 31, 2012 Industrial Reportable Segment Segment	May 31, 2013 Consumer Reportable Segment Segment	May 31, 2012 Consumer Reportable Segment Segment
Significant Of Accounting Policies [Line Items]
Advances to affiliate																			$ 15,000,000
Agreement expiration period																			Sep. 15, 2012
Acquisition of equity method investment, shares																			870,000	3,200,000	693,072
Purchase of global depository receipt, value																					7,200,000
Equity method investment, carrying value																0		0	42,200,000	24,200,000	42,200,000
Investment in affiliate																								22,700,000		22,700,000
Investment in affiliate, interest rate																								5.50%		5.50%
Debt securities, conversion date, earliest date																								Jun. 04, 2012		Jun. 04, 2012
Debt securities, conversion date, latest date																								Jun. 12, 2017		Jun. 12, 2017
Kemrock common stock market value per share									43.85	56.70		531.00
Kemrock common stock price declining percentage											40.00%
Impairment loss on equity method investment		10,100,000	32,100,000
Loss on Kemrock conversion option		800,000	8,200,000		9,000,000	(9,030,000)
Proceeds from affiliate																		6,000,000
Loans deemed uncollectible, recorded as loss																4,000,000	5,000,000	9,000,000
Impairment of investments	18,500,000		40,300,000			51,092,000																			13,700,000		13,700,000
Number of appeal bonds satisfied												1
Carrying value of retained interest in SPHC				0
Net loss from deconsolidation of business				(7,900,000)
Number of business acquisition						6	6
Number of reportable segments						2																						4	2	2
Shipping costs													125,600,000	112,000,000	103,000,000
Bad debt expense	4,000,000		5,000,000			18,800,000	5,800,000	10,900,000
Advertising cost						43,200,000	34,100,000	33,300,000
Research and development cost						49,300,000	45,400,000	40,900,000
Equity method investment, ownership percentage																			23.00%	18.00%
Impairment loss on equity method investment						(44,671,000)	8,079,000	1,148,000										(55,900,000)
Impact of adjustment for accumulated foreign currency translation	(6,100,000)					(6,100,000)
Foreign subsidiary undistributed earnings	1,100,000,000					1,100,000,000
Incremental Canadian income tax expense to be recognized in next fiscal year																						$ 10,000,000	$ 14,000,000